Fair value measurements - Level 3 Reconciliation (Details) - Unrealised gains (losses) on AFS investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Carrying amount at beginning of year	$ 12,161	$ 12,226	$ 45,304
Proceeds from sales, paydowns and maturities	0	0	(36,439)
Accretion recognised in net income	0	0	915
Realised and unrealised gains (losses) recognised in other comprehensive income	332	(65)	(6,286)
Realised and unrealised gains recognised in net income	0	0	8,732
Carrying amount at end of year	$ 12,493	$ 12,161	$ 12,226